MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

January 25, 2012

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay VP Funds Trust (“Registrant”)
File Nos. 2-86082 and 811-03833-01

Dear Sir or Madam:

On behalf of the Registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated December 23, 2011 (Accession Number 0001144204-11-071373) to the Prospectus for the following series of the Registrant:

MainStay VP Balanced Portfolio

MainStay VP Bond Portfolio

MainStay VP Common Stock Portfolio

MainStay VP Government Portfolio

MainStay VP ICAP Select Equity Portfolio

MainStay VP International Equity Portfolio

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4505.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary